SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS

The Company’s recurring fair value measurements at June 30, 2021 are as follows:

	Fair Value as of June 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Warrant liability (Note 9)	$10,109	$-	$-	$10,109

●	the probability of the liability occurring (2019 – 0%)
●	the rate used to discount the estimated undiscounted liability (2019 – 17.5%).

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE ASSETS

●	Plant and machinery – straight line over three to ten years
●	Fixtures, fitting and office equipment – straight line over four to five years
●	Land and buildings – straight line over the shorter of the lease or a five to ten-year period

SCHEDULE OF NET INCOME LOSS PER SHARE
	June 30,
	2021	2020
Common stock warrants	45,690,488	22,000,000
Common stock units	384,000	-
Common stock options	417,088	925,589
Total	46,491,576	22,925,589

At December 31, 2020, 2019 and 2018, the Company excluded the outstanding securities summarized below, which entitle the holders thereof to acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	December 31,
	2020	2019	2018
Common stock warrants	21,924,307	-	-
Common stock options	485,056	925,589	1,047,332
Total	22,409,363	925,589	1,047,332